Consolidated balance sheet - CAD ($) $ in Millions	Jul. 31, 2026		Oct. 31, 2025
ASSETS
Cash and non-interest-bearing deposits with banks	$ 15,327	[1]	$ 12,379
Interest-bearing deposits with banks	42,161		31,624
Securities (Note 4)	303,670		283,235
Cash collateral on securities borrowed	23,673		21,697
Securities purchased under resale agreements	89,525		86,695
Loans (Note 5)
Residential mortgages	290,513		287,033
Personal	48,578		47,866
Credit card	22,547		21,581
Business and government	254,423		237,416
Allowance for credit losses	(4,646)		(4,392)
Total loans	611,415		589,504
Other
Derivative instruments	36,383		38,352
Property and equipment	3,590		3,443
Goodwill	5,437		5,475
Software and other intangible assets	2,916		2,894
Investments in equity-accounted associates and joint ventures	1,343		808
Deferred tax assets	1,231		1,027
Other assets	41,111		39,805
Other miscellaneous assets	92,011		91,804
Total assets	1,177,782		1,116,938
Deposits (Note 6)
Personal	261,887		258,139
Business and government	500,746		457,284
Bank	32,323		26,723
Secured borrowings	57,219		65,978
Deposits	852,175		808,124
Obligations related to securities sold short	23,633		24,244
Cash collateral on securities lent	11,007		6,031
Obligations related to securities sold under repurchase agreements	138,707		130,042
Other
Derivative instruments	41,145		41,411
Deferred tax liabilities	43		47
Other liabilities	36,821		34,807
Other miscellaneous liabilities	78,009		76,265
Subordinated indebtedness (Note 7)	6,762		7,819
Total liabilities	1,110,293		1,052,525
Equity
Contributed surplus	363		226
Retained earnings	38,376		36,471
Accumulated other comprehensive income (AOCI)	3,752		4,218
Total shareholders' equity	67,194		64,129
Non-controlling interests	295		284
Total equity	67,489		64,413
Total liabilities and equity	1,177,782		1,116,938
Preferred shares and other equity instruments [member]
Equity
Issued shares	8,048		6,369
Total equity	8,048		6,369
Common shares [member]
Equity
Issued shares	16,655		16,845
Total equity	$ 16,655		$ 16,845

[1]	Includes restricted cash of $461 million (July 31, 2025: $458 million) and interest-bearing demand deposits with Bank of Canada.